Columbia California Intermediate Municipal Bond Fund
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 13.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(a)
Revenue Bonds
Series 2024B
07/01/2044	5.250%	5,000,000	5,307,716
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,099,735
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,634,557
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,607,047
05/15/2037	5.000%	840,000	904,158
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	346,646
05/15/2030	5.000%	500,000	524,541
County of Sacramento Airport System(a)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,241,158
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,790,025
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,113,542
07/01/2034	5.000%	1,000,000	1,064,170
Revenue Bonds
Series 2024
07/01/2032	5.000%	500,000	577,017
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,047,216
07/01/2034	5.000%	700,000	732,215
San Diego County Regional Airport Authority(a)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,603,223
Subordinated Series 2020
07/01/2036	5.000%	495,000	521,927
07/01/2039	5.000%	400,000	416,890
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Subordinated Series 2021B
07/01/2026	5.000%	2,225,000	2,286,637
07/01/2039	4.000%	250,000	244,610
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,032,136
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,452,387
San Francisco City & County Airport Commission-San Francisco International Airport(a)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	1,970,881
Series 2024-2
05/01/2040	5.250%	3,000,000	3,291,137
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,525,614
05/01/2039	5.000%	1,500,000	1,552,706
Total			42,887,891
Charter Schools 4.6%
California Enterprise Development Authority(b)
Revenue Bonds
Rocklin Academy Project (The)
Series 2024
06/01/2034	5.000%	500,000	524,636
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	286,991
Series 2024
11/01/2034	5.000%	355,000	402,166
11/01/2035	5.000%	275,000	309,938
California School Finance Authority(b)
Refunding Revenue Bonds
Alliance For College-Ready Public Schools Projects
Series 2024
07/01/2039	5.000%	250,000	266,514
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,385,380
08/01/2031	5.000%	850,000	853,062

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,418,060
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	313,548
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,013,964
Series 2018
08/01/2038	5.000%	1,000,000	1,023,121
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,254,437
Series 2017
07/01/2037	5.000%	3,090,000	3,151,214
Total			14,203,031
Disposal 0.6%
California Municipal Finance Authority(a)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	995,598
California Municipal Finance Authority(a),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	770,103
Total			1,765,701
Higher Education 7.8%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,531,631
04/01/2035	5.000%	2,000,000	2,060,581
Series 2018-A
12/01/2036	5.000%	1,000,000	1,030,045
Revenue Bonds
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	807,996
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	394,879
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Biola University
Series 2017
10/01/2031	5.000%	540,000	556,990
10/01/2032	5.000%	615,000	633,468
10/01/2033	5.000%	625,000	643,107
10/01/2034	5.000%	570,000	585,778
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	233,061
10/01/2036	5.000%	250,000	258,486
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,894,854
04/01/2036	5.000%	1,120,000	1,189,745
California Municipal Finance Authority(b)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	500,000	496,812
California State University
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,125,724
Series 2024A
11/01/2042	5.000%	4,000,000	4,523,795
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,155,335
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,817,648
Series 2024BS
05/15/2038	5.000%	2,000,000	2,290,598
Total			24,230,533
Hospital 6.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,260,792
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,049,537
Revenue Bonds
Children’s Hospital of Orange County
Series 2024
11/01/2042	5.000%	500,000	554,975
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,594,384
02/01/2034	5.000%	500,000	518,391
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,000,428
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	262,051
11/15/2035	5.000%	270,000	282,442
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,046,570
California Statewide Communities Development Authority
Refunding Revenue Bonds
John Muir Health
Series 2024A
12/01/2042	5.250%	1,000,000	1,125,932
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	440,224
08/01/2034	5.000%	650,000	672,335
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,140,514
California Statewide Communities Development Authority(c)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,533,390
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	518,530
01/01/2036	4.000%	1,000,000	1,001,233
Total			19,001,728
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,132,242
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.7%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,534,732
Southern California Public Power Authority
Revenue Bonds
Southern Transmission System
Series 2024
07/01/2041	5.000%	3,550,000	3,834,632
Total			5,369,364
Local Appropriation 2.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,586,400
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,036,103
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2024H
12/01/2044	5.250%	2,480,000	2,755,329
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	906,252
06/01/2034	5.000%	775,000	824,762
Total			7,108,846
Local General Obligation 10.1%
Bellevue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	485,517
08/01/2031	0.000%	615,000	491,195
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,103,855
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,055,542

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	513,007
Encinitas Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	631,080
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,059,845
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,219,045
Sustainable Bonds
Series 2024-QRR
07/01/2031	5.000%	1,000,000	1,124,986
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,885,927
Mount San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2018
Series 2024D
08/01/2041	5.000%	1,000,000	1,128,884
08/01/2042	5.000%	1,800,000	2,022,901
Napa Valley Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,607,902
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	657,678
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	758,470
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,052,291
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,047,132
San Diego Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2012E
07/01/2032	0.000%	1,015,000	788,527
07/01/2034	0.000%	1,875,000	1,341,705
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2024
07/01/2041	5.000%	1,000,000	1,138,259
San Mateo County Community College District(d)
Unlimited General Obligation Bonds
Election of 2005
Series 2006A (NPFGC)
09/01/2026	0.000%	1,085,000	1,036,068
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	513,007
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,004,712
08/01/2032	5.000%	1,500,000	1,505,928
Total			31,173,463
Multi-Family 1.3%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,045,655	1,046,250
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2024
08/15/2039	5.000%	475,000	515,712
08/15/2040	5.000%	530,000	571,750
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	401,100
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	385,536
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
05/15/2032	5.000%	1,000,000	1,032,025
Total			3,952,373
Municipal Power 6.7%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,311,140
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,070,313
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	455,419
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,675,364
Series 2023D
07/01/2041	5.000%	6,000,000	6,451,292
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,161,045
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,802,588
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,061,773
Sacramento Municipal Utility District
Revenue Bonds
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	562,329
08/15/2041	5.000%	400,000	446,421
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2038	5.000%	1,650,000	1,789,939
Total			20,787,623
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.9%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	403,457
09/01/2034	4.000%	600,000	604,369
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	352,622
02/01/2033	4.000%	500,000	503,041
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	636,886
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	355,567
Total			2,855,942
Ports 0.5%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	752,835
Port of Los Angeles(a)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	274,588
08/01/2037	5.000%	250,000	272,497
08/01/2038	5.000%	200,000	216,732
Total			1,516,652
Prep School 1.2%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2039	5.000%	300,000	338,956
06/01/2040	5.000%	400,000	448,667
California Municipal Finance Authority
Revenue Bonds
Saint Ignatius College Preparatory
Series 2024A
09/01/2042	5.000%	1,250,000	1,393,779
09/01/2043	5.000%	1,400,000	1,551,319
Total			3,732,721

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 7.3%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,058,409
Series 2024 (Mandatory Put 04/01/32)
05/01/2054	5.000%	2,000,000	2,132,349
Series 2024 (Mandatory Put 09/01/32)
02/01/2055	5.000%	3,000,000	3,234,607
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	3,000,000	3,144,586
12/01/2053	5.000%	1,000,000	1,042,384
Series 2022A-1 (Mandatory Put 08/01/28)
05/01/2053	4.000%	1,150,000	1,149,802
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,495,000	1,588,454
Series 2009C
11/01/2039	6.500%	2,350,000	2,900,572
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	6,035,000	6,345,557
Total			22,596,720
Refunded / Escrowed 5.0%
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	427,044
11/15/2030	5.000%	600,000	667,241
11/15/2032	5.000%	850,000	967,983
California School Finance Authority(b)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	265,000	267,133
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,038,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,730,595
05/15/2037	5.000%	1,410,000	1,546,240
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,031,290
Irvine Unified School District
Prerefunded 03/01/25 Special Tax Bonds
Series 2015
09/01/2031	5.000%	2,720,000	2,724,626
Total			15,400,501
Retirement Communities 2.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	312,926
07/01/2029	5.000%	300,000	302,699
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	524,884
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	500,000
10/01/2035	4.000%	1,000,000	991,175
PRS-California Obligated Group Projects
Series 2024
04/01/2030	5.000%	200,000	216,536
04/01/2031	5.000%	210,000	229,314
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	770,000	755,554
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2026	5.000%	1,000,000	1,008,976
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	153,658
Series 2021
04/01/2039	4.000%	750,000	720,996
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	306,856
07/01/2036	4.000%	430,000	439,333
Total			6,462,907
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,497,113
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	646,593
06/01/2036	5.000%	1,180,000	1,237,617
Total			3,381,323
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	419,805
06/01/2034	4.000%	250,000	252,547
Total			672,352
Special Property Tax 7.8%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	670,050
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	704,181
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,311,014
Special Assessment Refunding Bonds
Series 2019
09/02/2032	5.000%	340,000	364,436
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	841,006
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,065,965
10/01/2031	5.000%	1,640,000	1,679,105
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	520,664
05/01/2033	5.000%	1,000,000	1,040,373
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,253,596
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	356,709
09/01/2033	5.000%	730,000	776,242
09/01/2034	5.000%	500,000	530,443
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,439,705
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	929,708
10/01/2030	5.000%	350,000	364,982
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	990,000	1,002,545
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	281,981
08/01/2031	5.000%	355,000	363,824
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	686,654
08/01/2032	5.000%	580,000	593,974
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,878,116
08/01/2029	5.000%	1,000,000	1,009,394

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,211,512
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,324,179
Total			24,200,358
State Appropriated 4.5%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,248,821
Series 2024
09/01/2032	5.000%	1,000,000	1,139,118
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,571,706
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,757,171
May Lee State Office Complex
Series 2024
04/01/2040	5.000%	2,000,000	2,241,142
Total			13,957,958
State General Obligation 3.4%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,377,139
04/01/2031	5.000%	1,000,000	1,080,102
Series 2024
08/01/2044	5.250%	4,100,000	4,618,446
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,122,363
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,298,243
Total			10,496,293
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2032	5.000%	250,000	266,137
06/01/2033	5.000%	250,000	265,615
06/01/2034	4.000%	200,000	202,443
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,294,667
Total			2,028,862
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	341,489
10/01/2037	5.000%	300,000	323,704
Total			665,193
Turnpike / Bridge / Toll Road 2.0%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,034,022
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,744,983
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	379,514
Total			6,158,519
Water & Sewer 5.4%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2035	5.000%	830,000	863,078
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,626,047
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	711,930
11/15/2026	5.000%	1,000,000	1,016,649
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	938,847
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,693,626
Series 2023A
07/01/2040	5.000%	500,000	543,175
Metropolitan Water District of Southern California
Refunding Revenue Bonds
Series 2024C
04/01/2041	5.000%	1,115,000	1,265,584
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,031,623
San Diego Public Facilities Financing Authority
Revenue Bonds
Subordinated Series 2024A
05/15/2040	5.000%	500,000	572,158
05/15/2041	5.000%	750,000	850,546
San Francisco City & County Public Utilities Commission Wastewater
Revenue Bonds
Series 2024C
10/01/2042	5.000%	2,200,000	2,478,297
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	592,506
02/01/2036	4.000%	1,325,000	1,350,431
Total			16,534,497
Total Municipal Bonds (Cost $304,694,827)			302,273,593

Municipal Short Term 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.4%
California Municipal Finance Authority(a)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 04/01/25)
07/01/2041	3.800%	1,250,000	1,250,357
Total Municipal Short Term (Cost $1,250,000)			1,250,357

Money Market Funds 0.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(f)	2,105,073	2,105,284
Total Money Market Funds (Cost $2,105,073)		2,105,284
Total Investments in Securities (Cost: $308,049,900)		305,629,234
Other Assets & Liabilities, Net		3,374,294
Net Assets		309,003,528
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $15,878,770, which represents 5.14% of total net assets.

(c)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2025.

(d)	Zero coupon bond.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2025.

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia California Intermediate Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT122_04_R01_(03/25)